SHARE-BASED COMPENSATION (Details)	12 Months Ended																			0 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2011 Minimum USD ($)	Dec. 31, 2011 Minimum CNY	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY	Dec. 31, 2011 Maximum USD ($)	Dec. 31, 2011 Maximum CNY	Dec. 31, 2010 Maximum USD ($)	Dec. 31, 2010 Maximum CNY	Dec. 31, 2012 2007 and 2008 Option Plans item	Dec. 31, 2012 2007 and 2008 Option Plans Vesting schedule one	Dec. 31, 2012 2007 and 2008 Option Plans Vesting schedule two	Oct. 16, 2008 2007 Plan	Aug. 09, 2011 2008 Plan CNY item	Feb. 26, 2011 2008 Plan item	May 28, 2009 2008 Plan	Dec. 31, 2012 2010 Plan item	May 20, 2010 2010 Plan	Dec. 31, 2012 2010 Plan Minimum	Dec. 31, 2012 2010 Plan Maximum	Dec. 31, 2012 2010 Plan Vesting schedule one	Dec. 31, 2012 2010 Plan Vesting schedule two	Dec. 31, 2012 2010 Plan Vesting schedule three	Dec. 31, 2012 2011 Plan item	Jun. 20, 2011 2011 Plan	Dec. 31, 2012 2011 Plan Minimum	Dec. 31, 2012 2011 Plan Maximum	Dec. 31, 2012 2011 Plan Vesting schedule one	Dec. 31, 2012 2011 Plan Vesting schedule two	Dec. 31, 2012 2011 Plan Vesting schedule three	Jan. 02, 2012 2010 Plan and 2011 USD ($)	Jan. 02, 2012 2010 Plan and 2011 CNY
Share-based compensation
Aggregate number of shares that can be purchased																			14,000,000			8,600,000		9,000,000							22,000,000
Expiration term of options granted																9 years									7 years	10 years						9 years	14 years
Number of different vesting schedules																2							3							2
Percentage of options vesting on the stated vesting commencement date																	100.00%										100.00%							100.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date																												25.00%	25.00%						25.00%	25.00%
Percentage of options vesting on the second anniversary of the stated vesting commencement date																		50.00%										25.00%							25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date																		25.00%										25.00%							25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date																		25.00%										25.00%							25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date																													6.25%							6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date																													6.25%							6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date																													6.25%							6.25%
Number of share options authorized for accelerated vesting																				800,000	800,000
Number of employees for whom accelerated vesting of share options authorized																				2	2
Net incremental stock-based compensation (in CNY or dollars)																				1,776,000																	$ 501,000	3,121,300
Exercise price of certain options before modification (in dollars per shares)																																					$ 0.41
Exercise price (in dollars per share)																																					$ 0.24
Options granted (in shares)	2,130,000	25,954,666	3,662,350
Exercise price (in CNY or dollars per share)				$ 0.26	1.62	$ 0.26	1.62	$ 0.26	1.62	$ 0.41	2.58	$ 0.41	2.58	$ 0.41	2.58
Options to purchase ordinary shares, outstanding (in shares)	41,942,758
Number of ordinary shares available for future grant	3,294,334